Commitments and Contingencies (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Contracted and authorized | $	$ 63,193,611		$ 64,088,236
RMB [Member]
Statement Line Items [Line Items]
Contracted and authorized | ¥		¥ 440,851,273		¥ 439,850,378